Leases (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
Right-of-use assets	$ 725,903	$ 846,200
Operating lease liabilities	$ 768,185	$ 700,580